1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2022 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (61.20%)
Residential (36.71%)
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE7, Class M2(b)(c)	1M US L + 0.69%	11/25/35	$511,814	$492,980
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(b)	1M US L + 0.25%	08/25/36	649,970	523,681
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser, Series 2005-R6, Class M6(b)	1M US L + 1.725%	08/25/35	606,303	462,003
APS Resecuritization Trust, Series 2014-1, Class 1M(b)(d)	1.50%	08/28/54	2,252,237	575,221
Argent Securities, Inc. Residential Mortgage loans, Series 2005-W5, Class M1(b)	1M US L + 0.69%	01/25/36	520,791	493,345
Banc of America Funding , Series 2007-5, Class CA8(b)(e)	5.35% - 1M US L	07/25/37	2,886,478	347,243
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)(c)	1M US L + 0.50%	07/25/36	305,912	318,669
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(c)	1M US L + 0.23%	01/25/37	863,495	781,376
Bellemeade Re 2020-3, Ltd., Series 2020-3A, Class M2(b)(c)(d)	1M US L + 4.85%	10/25/30	739,000	737,670
Bellemeade Re, Ltd., Series 2021-1A, Class M2(b)(c)(d)	30D US SOFR + 4.85%	03/25/31	588,000	550,192
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M US L + 0.50%	02/25/37	660,360	590,031
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2(b)(c)(d)	1M US L + 1.75%	10/25/37	1,000,000	892,600
Citicorp Residential Mortgage Trust, Series 2006-2, Class M2(c)(f)	5.04%	09/25/36	1,222,000	1,138,537
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2(b)(c)(d)	30D US SOFR + 3.00%	01/25/27	214,000	203,428
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1(b)(d)	30D US SOFR + 5.25%	03/25/42	500,000	486,900
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1(b)(d)	30D US SOFR + 4.50%	04/25/42	178,000	172,874
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	225,990	141,289
Countrywide Alternative Loan Trust, Series 2007-17CB, Class 1A6(b)	1M US L + 0.50%	08/25/37	844,060	416,628
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	28.40% - 1M US L	09/25/37	35,126	39,721
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M US L + 0.50%	09/25/37	1,035,919	424,934
Countrywide Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(e)	5.60% - 1M US L	09/25/37	957,578	113,090
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)	1M US L + 2.03%	08/25/35	526,383	490,010
CWABS Asset-Backed Certificates Trust, Series 2007-13, Class 2M1(b)	1M US L + 1.50%	12/25/36	545,000	420,249
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M US L + 0.45%	12/25/36	614,616	563,419
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(b)	1M US L + 0.64%	08/25/47	529,817	476,677
Domi BV, Series 2020-1, Class F(b)(c)	6.50% - 3M EUR L	04/15/52	€1,822,000	1,819,734
Eagle RE, Ltd., Series 2021-1, Class M2(b)(c)(d)	30D US SOFR + 4.45%	10/25/33	$1,048,000	986,482
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M US L + 0.675%	02/25/36	1,626,000	505,686
Finance Ireland Rmbs, Series 3, Class F(b)	4.23% - 3M EUR L	06/24/61	€420,000	428,401
Finsbury Square 2021-2 PLC, Series 2021-2X, Class G(b)	3M SONIA IR + 5.25%	12/16/71	£371,000	436,083
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(c)	1M US L + 0.75%	11/25/36	$1,949,054	1,457,502
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2(b)(c)(d)	30D US SOFR + 3.75%	02/25/42	500,000	473,100
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class B1(b)(d)	30D US SOFR + 5.65%	04/25/42	500,000	488,450
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M2(b)(d)	30D US SOFR + 4.35%	04/25/42	1,013,000	987,675
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	38,786	40,853
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M US L + 1.20%	08/25/37	547,743	326,674
GSAMP Trust, Series 2005-WMC1, Class M2(b)(c)	1M US L + 0.78%	09/25/35	728,760	616,240
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(b)	1M US L + 0.705%	03/25/36	455,337	341,776
Home RE, Ltd., Series 2022-1, Class M1C(b)(d)	30D US SOFR + 5.50%	10/25/34	500,000	480,550
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	223,083	226,340
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	876,280	783,745
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)	1M US L + 0.48%	07/25/36	1,088,588	1,158,040
JP Morgan Mortgage Trust, Series 2005-A5, Class TB1(b)	3.33%	08/25/35	559	535

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)	0.84% - 3M EUR L	06/15/45	€500,000	$332,982
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(c)	1M US L + 0.60%	01/25/37	$739,823	473,265
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M US L + 0.32%	10/25/36	748,624	381,648
Miravet Sarl - Compartment, Series 2019-1, Class E(b)(c)	3.00% - 3M EUR L	05/26/65	€1,500,000	1,469,293
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M US L + 0.47%	04/25/37	$1,115,425	1,393,835
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(c)	1M US L + 0.83%	08/25/36	1,149,563	1,053,114
Polaris PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	12/23/58	£366,000	466,353
Polaris PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.89%	10/23/59	1,173,000	1,399,918
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.53%	11/25/35	$392,608	308,668
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(f)	3.54%	01/25/36	388,266	348,701
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(c)	1M US L + 0.19%	05/25/46	880,977	1,086,333
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(c)	1M US L + 0.65%	07/25/36	499,407	387,590
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(c)	1M US L + 0.70%	07/25/36	736,263	546,970
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M US L + 0.45%	02/25/36	1,378,772	497,323
Residential Mortgage Securities 32 PLC, Series 2020-32X, Class F1(b)(c)	3M SONIA IR + 6.50%	06/20/70	£500,000	622,054
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(c)	1M US L + 0.83%	12/25/35	$678,763	609,936
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M US L + 0.45%	05/25/36	625,025	509,395
Stratton Mortgage Funding, Series 2021-2X, Class X(b)	3M SONIA IR + 4.00%	07/20/60	£327,275	399,752
Stratton Mortgage Funding PLC, Series 2021-3, Class X2(b)(c)	3M SONIA IR + 3.50%	06/12/24	507,000	613,352
SYON, Series 2020-2, Class E	6.27%	12/17/27	1,091,833	1,333,229
Triangle Re, Ltd., Series 2021-2, Class M1C(b)(c)(d)	1M US L + 4.50%	10/25/33	$1,545,000	1,481,501
Twin Bridges PLC, Series 2021-1, Class X2(b)	3M SONIA IR + 5.00%	03/12/26	£363,000	436,802
Twin Bridges PLC, Series 2021-2, Class X2(b)	1M SONIA IR + 4.40%	09/12/26	459,000	544,551
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	06/12/27	377,000	441,804
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$357,760	408,597
Total Residential Mortgage Backed Securities				$40,957,599

Commercial (24.49%)
Ashford Hospitality Trust, Series 2018-KEYS, Class E(b)(c)(d)	1M US L + 4.15%	06/15/35	2,000,000	1,904,200
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F(b)(d)	1M US L + 4.00%	06/15/35	1,194,000	1,097,286
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class F(b)(c)(d)	1M US L + 5.00%	09/15/23	2,500,000	2,320,250
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(d)	1M US L + 4.00%	06/15/26	2,000,000	1,871,000
BFLD Trust, Series 2021-FPM, Class D(b)(c)(d)	1M US L + 4.65%	06/15/26	500,000	485,150
BPR Trust, Series 2021-WILL, Class E(b)(c)(d)	1M US L + 6.75%	06/15/23	500,000	490,600
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(b)(c)(d)	5.10%	11/10/23	2,000,000	1,853,000
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(c)(d)	3.30%	10/10/24	564,000	492,710
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(c)(d)	4.94%	05/10/26	1,364,000	1,144,942
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(d)	3.60%	07/15/24	1,000,000	857,400
COMM Mortgage Trust, Series 2015-PC1, Class D(b)(c)	4.30%	06/10/25	717,000	645,658
Commercial Mortgage Trust, Series 2014-FL5, Class KH2(b)(d)	1M US L + 4.50%	08/15/31	434,020	405,331
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(d)	1M US L + 4.00%	12/15/36	839,000	791,512
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(d)	1M US L + 4.02%	10/15/32	542,000	536,743
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(d)	3.59%	10/15/23	1,098,000	1,019,054
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14,
Class E(b)(c)(d)	5.04%	02/15/24	682,000	655,470
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14,
Class F(c)(d)	3.71%	02/15/24	500,000	450,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25,
Class E(b)(c)(d)	4.53%	09/15/25	660,000	578,028
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25,
Class G(b)(c)(d)	4.53%	09/15/30	1,500,000	685,800
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(d)	1M US L + 3.15%	11/15/34	500,000	465,550
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME,
Class C(b)(c)(d)	4.25%	08/15/24	679,000	631,063

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME,
Class D(b)(c)(d)	4.40%	08/15/24	$378,000	$345,076
SLIDE, Series 2018-FUN, Class F(b)(c)(d)	1M US L + 3.25%	06/15/31	515,690	498,775
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)(d)	1M US SOFR + 5.00%	02/15/24	964,590	912,599
SMR Mortgage Trust, Series 2022-IND, Class F(b)(d)	1M US SOFR + 6.00%	02/15/24	486,154	467,534
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(c)(d)	3.15%	09/15/57	1,311,000	1,080,133
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(c)(d)	3.15%	09/15/57	489,500	372,460
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(c)(d)	3.15%	09/15/57	814,500	585,300
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class E(b)(c)(d)	4.93%	02/15/27	536,000	465,087
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class F(b)(d)	4.93%	02/15/27	559,000	466,877
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class E(b)(c)(d)	4.23%	03/15/45	542,000	520,049
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class E(c)(d)	3.50%	12/15/46	249,000	229,927
Wilmot Plaza Mezz Loan, Class F(g)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage Backed Securities				$27,325,464

TOTAL MORTGAGE-BACKED SECURITIES (Cost $68,331,416)				$68,283,063

ASSET-BACKED SECURITIES (50.51%)
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(b)	6.40%	01/25/35	€324,375	319,658
Auto Abs Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)	4.25% - 1M EUR L	02/28/30	1,000,000	950,911
Autonoria Spain 2021 FT, Series 2021-SP, Class G(b)(c)	5.25%	01/31/39	700,000	680,089
BL Consumer Credit 2021, Series 2021-1, Class G	5.80%	09/25/38	561,000	546,133
Brignole Co. 2021 SRL, Series 2021-2021, Class F(b)	1M EUR L + 5.90%	07/24/36	424,000	416,230
CFG Investments, Ltd., Series 2021-1, Class A(c)(d)	4.70%	11/20/24	$2,027,000	1,981,393
CFG Investments, Ltd., Series 2021-1, Class B(c)(d)	5.82%	10/20/25	1,994,000	1,960,301
CFG Investments, Ltd., Series 2021-1, Class C(c)(d)	7.48%	05/20/26	1,166,000	1,145,362
Conn Funding II LP, Series 2022-A, Class B(d)	9.52%	06/15/24	500,000	493,500
CPS Auto Receivables Trust, Series 2022-C, Class E(d)	9.08%	09/15/26	700,000	701,540
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(d)	4.37%	06/17/24	1,108,000	1,039,082
Dowson PLC, Series 2021-1, Class F(b)	1M SONIA IR + 6.45%	03/20/28	£363,000	428,669
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/24	361,000	415,975
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	05/20/25	381,000	442,362
Dowson PLC, Series 2022-1, Class X(b)	SONIA IR + 6.35%	05/20/25	307,727	375,688
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)(d)	5.53%	11/17/25	$500,000	465,450
E-Carat 11 PLC, Series 2020-11, Class G(b)(c)	1M SONIA IR + 5.00%	01/18/24	£227,195	273,276
Exeter Automobile Receivables Trust 2022-1, Series 2022-1A, Class E(c)(d)	5.02%	10/15/26	$1,070,000	995,314
Exeter Automobile Receivables Trust R, Series 2018-1A, Class R(g)	N/A(h)	10/15/29	2,799	599,673
Exeter Automobile Receivables Trust R, Series 2018-2A, Class R(g)	N/A(h)	05/15/30	4,839	1,199,053
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49	€1,351,185	1,315,376
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38	400,000	391,035
Flagship Credit Auto Trust, Series 2022-2, Class E(c)(d)	8.20%	12/15/26	$840,000	837,396
Fortuna Consumer Loan ABS 2021 DAC, Series 2021-2021, Class E(b)	3.50% - 1M EUR L	10/18/30	€500,000	482,201
Frontline Re, Ltd., Series B(b)(d)(g)	3M T-Bill + 0.50%	07/06/26	$79,076	–
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32	€173,415	177,540
FTA Santander Consumo 4, Series 2021-4, Class F	6.50%	09/18/32	250,000	256,661
GLS Auto Receivables Issuer Trust 2019-1, Series 2019-1A, Class CERT(d)(g)	N/A(h)	12/15/25	$1,645	251,635
GLS Auto Receivables Issuer Trust 2019-2, Series 2019-2A, Class R(d)(g)	N/A(h)	02/17/26	1,091	257,073
GLS Auto Receivables Issuer Trust 2019-3, Series 2019-3A, Class R(d)(g)	N/A(h)	08/15/23	882	254,064
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class R(d)(g)	N/A(h)	08/17/26	941	252,256
GLS Auto Receivables Issuer Trust 2022-2, Series 2022-2A, Class D(c)(d)	6.15%	06/15/26	1,442,000	1,451,806
GLS Auto Receivables Trust 2018-3, Series 2018-3A, Class R(d)(g)	N/A(h)	08/15/25	1,656	247,165
Golden Bar Securitisation Srl, Series 2019-1, Class C	8.25%	07/20/39	€469,359	452,027
Hertz Vehicle Financing LLC, Series 2021-1A, Class D(c)(d)	3.98%	12/25/24	$5,000,000	4,523,000

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
KeyCorp Student Loan Trust, Series 2006-A, Class 2C(b)(c)	3M US L + 1.15%	03/27/42		$2,000,000	$1,669,200
Latitude Australia Credit Card Master Trust, Series 2017-2, Class E(b)(c)	5.01%	08/22/23	AUD	502,000	351,729
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(d)	8.45%	02/17/26		$517,000	490,788
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(d)(g)	N/A(h)	02/15/26		1,296	283,508
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)(c)	1M US L + 0.50%	07/27/37		2,462,000	1,915,436
National Collegiate Student Loan Trust, Series 2007-1, Class A4(b)(c)	1M US L + 0.31%	10/25/33		1,208,700	1,138,837
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA,
Class R(d)(g)	N/A(h)	07/15/69		3,089	1,764,715
NOW Trust, Series 2021-1, Class F(b)(c)	1M BBSW + 6.40%	06/14/29	AUD	576,745	402,166
Octane Receivables Trust 2021-2, Series 2021-2A, Class C(d)	2.53%	08/20/26		$670,000	583,570
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(d)(e)(g)	N/A(h)	05/17/27		510,470	140,085
Pavillion Point of Sale 2021-1, Ltd., Series 2022-1, Class F(b)	SONIA IR + 4.30%	12/30/31		£394,000	458,655
PBD Germany Auto Lease Master SA - Compartment 2021-1,
Series 2021-GE2, Class F(b)	4.50% - 1M EUR L	11/26/30		€746,667	758,377
SAFCO Mezz WH 2021(g)	9.00%	12/31/49		$958,395	958,395
SAFCO Mezz WH 2022(g)	9.00%	12/31/49		34,139	34,139
Satus PLC, Series 2021-1, Class F(b)	1M SONIA IR + 5.40%	08/17/28		£500,000	589,478
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		€400,000	383,431
SoFi Consumer Loan Program, Series 2020-1, Class R1(d)(g)	N/A(h)	01/25/29		$14,000	145,611
SoFi Consumer Loan Program, Series 2021-1, Class R1(d)(g)	N/A(h)	09/25/30		28,777	684,623
SoFi Professional Loan Program, Series 2020-A, Class R1(d)(g)	N/A(h)	05/15/46		14,661	468,110
SoFi Professional Loan Program, Series 2018-D, Class R1(d)(g)	N/A(h)	02/25/48		21,839	238,432
SoFi Professional Loan Program, Series 2020-B, Class R1(d)(g)	N/A(h)	05/15/46		10,000	500,098
SoFi Professional Loan Program, Series 2021-A, Class R1(d)(g)	N/A(h)	08/17/43		19,142	372,125
SoFi Professional Loan Program, Series 2021-B, Class R1(d)(g)	N/A(h)	02/15/47		11,625	634,224
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(d)(g)	N/A(h)	09/25/40		16,181	267,276
SoFi Professional Loan Program LLC, Series 2019-B, Class R1(d)(g)	N/A(h)	08/17/48		135,353	1,744,791
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(d)(g)	N/A(h)	06/15/48		32,016	359,060
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)(c)	1M US L + 0.75%	10/25/35		981,331	883,590
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(c)	1M US L + 0.68%	11/25/35		1,259,225	1,195,005
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(c)	1M US L + 0.31%	09/25/36		1,907,568	1,119,742
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC2, Class A4(b)	1M US L + 0.24%	09/25/36		837,000	534,927
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5,
Series 2020-5, Class D	7.25%	02/25/35		€500,000	500,547
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5,
Series 2020-5, Class E(c)	8.00%	02/25/35		210,000	216,947
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	5.49% - 1M EUR L	09/23/38		400,000	394,346
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class G(b)	5.00% - 1M EUR L	09/23/38		180,000	183,619
Theorem Funding Trust 2022-1, Series 2022-1A, Class B(d)	3.10%	02/15/28		$507,000	481,396
United Auto Credit Securitization Trust, Series 2022-1, Class E(c)(d)	5.00%	12/10/25		1,290,000	1,200,216
United Auto Credit Securitization Trust, Series 2022-2, Class E(c)(d)	10.00%	08/10/26		500,000	489,750
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(d)(g)	N/A(h)	04/20/30		500,000	404,789
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(d)(g)	N/A(h)	03/20/28		5,000,000	1,350,587
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(d)(g)	N/A(h)	11/20/26		1,000,000	418,284
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(d)(g)	N/A(h)	03/20/30		539,000	410,486
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(d)(g)	N/A(h)	04/15/30		608	917,868
USASF Receivables LLC, Series 2021-1A, Class D(d)	4.36%	03/15/27		1,125,000	1,037,025
Zip Master Trust, Series 2021-1, Class D(b)	1M BBSW + 3.70%	04/10/24	AUD	500,000	348,861
Zip Master Trust, Series 2021-1, Class E(b)	1M BBSW + 5.70%	04/10/24		500,000	348,895

TOTAL ASSET-BACKED SECURITIES (Cost $62,411,611)					$56,352,633

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (13.30%)(b)
ALM 2020, Ltd., Series 2020-1A, Class D(c)(d)	3M US L + 6.00%	10/15/29	$501,000	$448,395
Anchorage Capital CLO 7, Ltd., Series 2020-7A, Class ER2(d)	3M US L + 7.10%	01/28/31	250,000	219,975
ARES XLIV CLO, Ltd., Series 2017-44A, Class SUB(d)(g)	N/A(h)	04/15/34	545,000	174,400
Ares XXXVIII CLO, Ltd., Series 2015-38X, Class SUB(g)	N/A(h)	04/20/30	735,000	301,350
Barings CLO, Ltd. 2013-I, Series 2017-IA, Class ER(c)(d)	3M US L + 5.20%	01/20/28	514,000	464,964
Battalion CLO XV, Ltd., Series 2020-15A, Class SUB(d)(g)	N/A(h)	01/17/33	613,000	441,360
Buttermilk Park CLO, Ltd., Series 2018-1A, Class INC(d)(g)	N/A(h)	10/15/31	871,000	365,820
CFIP CLO 2013-1, Ltd., Series 2017-1A, Class ER(c)(d)	3M US L + 6.65%	04/20/29	2,004,000	1,891,175
CFIP CLO 2014-1, Ltd., Series 2017-1A, Class ER(c)(d)	3M US L + 6.60%	07/13/29	1,833,000	1,650,800
Generate CLO 3, Ltd., Series 2017-3A, Class ER(d)	3M US L + 6.40%	10/20/29	250,000	234,300
KKR CLO 10, Ltd., Series 2017-10, Class ER(c)(d)	3M US L + 6.50%	09/15/29	755,000	705,094
KKR Financial CLO 2013-1, Ltd., Series 2017-1A, Class DR(d)	3M US L + 6.08%	04/15/29	512,000	441,856
Mountain View CLO X, Ltd., Series 2015-10A, Class E(c)(d)	3M US L + 4.85%	10/13/27	799,000	744,588
Newark BSL CLO 2, Ltd., Series 2017-1A, Class D(c)(d)	3M US L + 6.30%	07/25/30	126,000	109,620
OCP CLO, Ltd., Series 2017-6A, Class DR(c)(d)	3M US L + 6.52%	10/17/30	191,000	159,084
OZLM XII, Ltd., Series 2015-12A, Class D(c)(d)	3M US L + 5.40%	04/30/27	562,000	540,700
Regatta IX Funding, Ltd., Series 2017-1A, Class E(c)(d)	3M US L + 6.00%	04/17/30	471,000	409,770
Rockford Tower CLO, Ltd., Series 2019-1A, Class SUB(d)(g)	N/A(h)	04/20/34	917,000	632,730
RR 2, Ltd., Series 2017-2A, Class SUB(d)(g)	N/A(h)	10/15/17	1,426,000	926,900
Shackleton CLO, Ltd., Series 2017-8A, Class ER(d)	3M US L + 5.34%	10/20/27	1,000,000	917,800
Signal Peak CLO 6, Ltd., Series 2018-6A, Class SUB(d)(g)	N/A(h)	07/28/31	3,272,000	1,406,960
Symphony CLO XVII, Ltd., Series 2018-17A, Class ER(d)	3M US L + 5.55%	04/15/28	523,560	495,864
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(d)	3M US L + 0.90%	11/05/35	529,000	142,830
Taberna Preferred Funding, Ltd., Series 2005-3X, Class B1(i)	3M US L + 0.80%	02/05/36	706,000	268,280
Venture Xxv CLO, Ltd., Series 2016-25A, Class E(d)	3M US L + 7.20%	04/20/29	900,000	746,370

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,970,500)				$14,840,985

	Shares	Fair Value
PREFERRED STOCKS (0.49%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	$163,842
New York Mortgage Trust, Inc., Series E	17,808	381,269

TOTAL PREFERRED STOCKS (Cost $482,862)		$545,111

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (17.14%)
BlackRock Liquidity Funds T-Fund	1.67%	16,739,753	$16,739,753
BNY Mellon U.S. Treasury Fund, Institutional Class	1.31%	2,379,525	2,379,525

TOTAL MONEY MARKET FUNDS (Cost $19,119,278)			$19,119,278

Fair Value
TOTAL INVESTMENTS (142.64%) (Cost $167,315,667)	$159,141,070

Liabilities in Excess of Other Assets (-42.64%)(k)	(47,569,026)
NET ASSETS (100.00%)	$111,572,044

Percentages above are stated as a percentage of net assets as of July 31, 2022

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BOBL - German Federal Government Bond

GILT - United Kingdom Federal Government Bond

BBSW - Bank Bill Swap Rate

T-BILL - U.S. Treasury Bill

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M EUR L - 1 Month EURIBOR as of July 31, 2022 was (0.07)%

3M EUR L - 3 Month EURIBOR as of July 31, 2022 was 0.23%

1M US L - 1 Month USD LIBOR as of July 31, 2022 was 2.36%

3M US L - 3 Month USD LIBOR as of July 31, 2022 was 2.79%

3M T-Bill - 3 Month Treasury Bill as of July 31, 2022 was 2.34%

1M SONIA IR - 1 Month SONIA as of July 31, 2022 was 0.20%

3M SONIA IR - 3 Month SONIA as of July 31, 2022 was 0.20%

1M BBSW - 1 Month BBSW as of July 31, 2022 was 0.01%

30D US SOFR - 30 Day US SOFR as of July 31, 2022 was 0.05%

12M US FED – 12 Month US FED as of July 31, 2022 was 0.08%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	On July 31, 2022, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $69,038,947.
(d)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2022, the aggregate market value of those securities was $79,711,557, representing 71.44% of net assets.
(e)	Interest only security.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2022.
(g)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(i)	Security was in default as of July 31, 2022, and is therefore non-income producing.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS

FUTURES CONTRACTS - LONG

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Long	1	Sept. 2022	$210,461	$(107)
					$210,461	$(107)

FUTURES CONTRACTS - SHORT

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
10-YR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	35	Sept. 2022	$(4,239,922)	$(169,750)
5-YR U.S. TREASURY NOTE FUTURES	Wells Fargo Securities, LLC	Short	336	Sept. 2022	(38,212,125)	(149,533)
AUD/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	23	Sept. 2022	(1,610,000)	50,531
EUR/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	79	Sept. 2022	(10,126,319)	444,522
EURO BOBL FUTURES	Wells Fargo Securities, LLC	Short	13	Sept. 2022	(1,698,956)	(52,236)
GBP/USD CURRENCY FUTURES	Wells Fargo Securities, LLC	Short	115	Sept. 2022	(8,760,125)	96,488
LONG GILT FUTURES	Wells Fargo Securities, LLC	Short	1	Sept. 2022	(143,920)	(677)
					(64,791,367)	219,345

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	LCH Ltd.	SOFRRATE	02/23/2027	300,000	USD	2.27%	$10,447	$10,447
							$10,447	$10,447

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2022(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
The Markit CMBX North America AAA Series 12 Index	Morgan Stanley	0.50%	USD	8/17/61	0.50%	10,000,000	$37,631	$57,679	$95,310
The Markit CDX High Yield Series 33 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/24	10.95%	10,000,000	(1,160,650)	491,250	(669,400)
The Markit CDX High Yield Series 37 Index Tranche 15-25	Morgan Stanley	5.00%	USD	12/20/26	6.73%	1,000,000	(59,242)	158,540	99,298
The Markit CDX High Yield Series 38 Index	Morgan Stanley	5.00%	USD	6/20/27	4.71%	3,286,800	(37,654)	(26,725)	(64,379)
The Markit CDX High Yield Series 38 Index	Morgan Stanley	5.00%	USD	6/20/27	4.71%	1,445,400	16,559	35,264	51,823
							$(1,203,356)	$716,008	$(487,348)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2022 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Island SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars, unless disclosed otherwise. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser and the Administrator (defined below). The Fund’s valuation committee (the “Valuation Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) has the day-to-day responsibility for overseeing the implementation of the Fund’s valuation policies and procedures and fair value determinations (subject to review and ratification by the Board).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION:

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain or such inputs are deemed unreliable, 1WS may fair value certain investments using internal manager marks. As of July 31, 2022, approximately 1.88% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates not susceptible to substantiation by auditing procedures. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$40,957,599	$–	$40,957,599
Commercial Mortgage-Backed Securities	–	25,325,464	2,000,000	27,325,464
Asset-Backed Securities	–	41,194,509	15,158,124	56,352,633
Collateralized Loan Obligations	–	10,591,465	4,249,520	14,840,985
Preferred Stocks	545,111	–	–	545,111
Money Market Funds	19,119,278	–	–	19,119,278
Total	$19,664,389	$118,069,037	$21,407,644	$159,141,070
Derivative Instruments
Assets:
Interest Rate Swap Contracts	$–	$10,447	$–	$10,447
Future Contracts	591,541	–	–	591,541
Credit Default Swap Contracts	–	246,431	–	246,431
Liabilities:
Credit Default Swap Contracts	$–	(733,779)	–	(733,779)
Future Contracts	(372,303)	–	–	(372,303)
Total	$219,238	$(476,901)	$–	$(257,663)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2022 of the Fund’s Level 3 portfolio investments:

1WS Credit Income Fund	Asset-Backed Securities	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Total
Balance as of October 30, 2021	$10,591,228	$6,161,282	$2,000,000	$18,752,510
Accrued discount/ premium	(1,977,741)	(355,758)	-	(2,333,499)
Realized Gain/(Loss)	(704,748)	(48,942)	-	(753,690)
Change in Unrealized Appreciation/(Depreciation)	(2,344,362)	(1,178,510)	-	(3,522,872)
Purchases	9,823,304	1,000,098	-	10,823,402
Sales Proceeds	(2,028,411)	(1,328,650)	-	(3,357,061)
Transfer into Level 3	1,798,854	-	-	1,798,854
Transfer out of Level 3	-	-	-	-
Balance as of July 31, 2022	$15,158,124	$4,249,520	$2,000,000	$21,407,644

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2022	$(813,105)	$(939,544)		$(1,752,649)

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2022:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset Backed Securities	$14,165,591	Broker Pricing	Indicative Quotes	$27-$150,965(1)
Asset Backed Securities	$992,534	Internal Model	Loss Severity analysis	$0-$100(2)(3)
Collateralized Loan Obligations	$4,249,520	Broker Pricing	Indicative Quotes	$32-$72
Commercial Mortgage-Backed Securities	$2,000,000	Internal Model	Loss Severity analysis	$100(4)

(1)	Input is based on the total market value of the outstanding loan, of which the Fund owns 0.61-14.25%.
(2)	Input is due to 100.00% expected loss to be experienced by the investment.
(3)	Input is due to immaterial delinquencies on the underlying collateral.
(4)	Input is based on a yield of 11.80%.